Schedule of lease supplemental information (Details)	Mar. 31, 2026	Sep. 30, 2025
Right-of-use Assets And Operating Lease Liabilities
Weighted average discount rate	4.53%	3.33%
Weighted average remaining lease term	2 years 6 months 3 days	2 years 5 months 4 days